Tax situation - Effective income tax (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Income Tax Explanatory
Profit before income tax		$ (130,318)	$ (43,535)	$ 27,033
Income tax rate	29.50%	32.00%	32.00%	32.00%
Expected income tax expense		$ (23,716)	$ 25,766	$ (22,462)
Non - deductible expenses		(11,789)	(6,877)	(1,095)
Tax expense (income), continuing operations		25,430	(25,590)	26,879
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Income Tax Explanatory
Profit before income tax		$ 511,470	$ 688,451	$ 444,880
Income tax rate		32.00%	32.00%	32.00%
Expected income tax expense		$ 163,670	$ 220,304	$ 142,362
Moratorium interest		24,652	4,052	1,367
Non - deductible expenses		16,925	24,129	23,985
Royalty case		0	0	143,728
IFRIC 23 adoption		0	20,767
Special mining tax and mining royalties		(10,305)	(15,660)	(25,165)
Special mining burden (GEM)		0	0	(22,334)
Income tax rate change effect on deferred taxes for change in Peruvian tax law once the current Stability Contract expires (from 32% to 30.85%)		(2,750)	(2,746)	(1,958)
Income tax true - ups		7,293	(10,255)	(10,312)
Others		4,348	7,620	4,896
Current and deferred income tax charges to results		203,833	248,211	256,569
Mining taxes charged to results		31,535	48,036	65,055
Supplementary retirement fund charged to results		1,558	1,827	3,546
Tax expense (income), continuing operations		$ 236,926	$ 298,074	$ 325,170
Effective income tax		46.32%	43.30%	73.09%